Average Annual Total Returns{- Balanced Portfolio} - 02.28 VIP Balanced Portfolio Initial, Service, Service 2 PRO-14 - Balanced Portfolio	VIP Balanced Portfolio-Initial VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Initial VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Initial VIP Return Before Taxes Past 10 years	VIP Balanced Portfolio-Service VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Service VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Service VIP Return Before Taxes Past 10 years	VIP Balanced Portfolio-Service 2 VIP Return Before Taxes Past 1 year	VIP Balanced Portfolio-Service 2 VIP Return Before Taxes Past 5 years	VIP Balanced Portfolio-Service 2 VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0021 Past 1 year	F0021 Past 5 years	F0021 Past 10 years
Total	22.39%	12.76%	10.37%	22.32%	12.64%	10.24%	22.13%	12.47%	10.10%	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%